Summary of Significant Accounting Policies - Schedule of Assumptions Used in Black-scholes Model to Options Issued (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Expected life in years	5 years
Expected dividends	0.00%	0.00%
Forfeiture rate	18.00%	21.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life in years		2 years 6 months
Stock price volatility	184.45%	84.36%
Risk free interest rate	2.25%	1.22%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life in years		5 years
Stock price volatility	190.22%	173.92%
Risk free interest rate	3.00%	2.23%